Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000223439
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Foundation Fixed Income Fund, Class Y
C000223442
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Foundation Total Return Fund, Class Y
Without Sales Load [Member] | C000223440
Average Annual Return [Line Items]
Average Annual Return, Percent		3.92%	1.44%	2.62%
Without Sales Load [Member] | C000223439
Average Annual Return [Line Items]
Average Annual Return, Percent		4.17%	1.69%	2.88%
Without Sales Load [Member] | C000223441
Average Annual Return [Line Items]
Average Annual Return, Percent		3.62%	13.89%	9.37%
Without Sales Load [Member] | C000223442
Average Annual Return [Line Items]
Average Annual Return, Percent		3.86%	14.16%	9.63%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		2.88%	(0.45%)	1.84%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		2.88%	(0.45%)	1.84%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%	16.47%	15.30%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		2.88%	(0.45%)	1.84%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		2.88%	(0.45%)	1.84%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.